Inventory (Details) - Schedule of Inventory ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Inventory [Line Items]
Less: inventory impairment	¥ (180)	$ (25)	¥ (180)
Inventory, Net	6,605	911	5,457
Produce cost	52	8	41
Raw materials [Member]
Inventory [Line Items]
Inventory, gross	1,782	246	1,793
Finished Goods [Member]
Inventory [Line Items]
Inventory, gross	¥ 4,951	$ 682	¥ 3,803